Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Intangibles
Schedule of movements in intangibles

					Research
					and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	2,513	—	29	—	2,542
Disposals	—	(7)	(134)	—	—	(141)
Amortization	—	(177)	(1)	(23)	—	(201)
Translation adjustment	(331)	(908)	(5)	(6)	(153)	(1,403)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Cost	3,298	6,393	102	743	531	11,067
Accumulated amortization	—	(1,002)	(102)	(667)	—	(1,771)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Additions	—	431	—	47	—	478
Disposals	—	(7)	—	—	—	(7)
Amortization	—	(240)	—	(35)	—	(275)
Acquisition of NLC (note 16)	—	1,428	—	—	—	1,428
Impairment of discontinued operations (note 16)	—	(1,422)	—	—	—	(1,422)
Translation adjustment	(90)	(358)	—	(2)	(37)	(487)
Balance at December 31, 2021	3,208	5,223	—	86	494	9,011
Cost	3,208	6,332	—	516	494	10,550
Accumulated amortization	—	(1,109)	—	(430)	—	(1,539)
Balance at December 31, 2021	3,208	5,223	—	86	494	9,011

Schedule of estimated useful lives of intangibles

Useful life
Railway concessions	5 to 37 years
Contract right	22 to 31 years
Software	5 years